FAIR VALUE MEASUREMENTS (Schedule of Liability Fair Value Categorized Within Level 3) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loss in exchange of shares for put rights	[1]	$ 106,688
Ending fair value balance reported on the consolidated balance sheet		998,135
The Door [Member] | Put Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value balance reported on the consolidated balance sheet		1,544,029	$ 3,003,547
Put rights exercised		(1,015,135)	(275,000)
Gain Loss due to change in fair value		71,106	(1,745,418)
Put rights converted into common stock		(706,688)	560,900
Ending fair value balance reported on the consolidated balance sheet			$ 1,544,029

[1]	The loss in exchange of shares for the put rights is included in gain on extinguishment of debt in the consolidated statements of operations.